SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenue
Net sales	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 998,041	$ 1,163,026	$ 1,239,817	$ 1,015,125	$ 5,153,998	$ 4,416,009	$ 4,489,180
Value-Added
Revenue
Portion of total net sales (as a percent)	64.30%				69.30%				64.30%	69.30%	64.60%
Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	35.70%				30.70%				35.70%	30.70%	35.40%
Intersegment net sales
Revenue
Net sales									$ (540,039)	$ (437,257)	$ (441,634)
Corporate
Revenue
Net sales									$ 1,981	$ 723	$ 822
Retail | Value-Added
Revenue
Portion of total net sales (as a percent)	53.80%				57.80%				53.80%	57.80%	54.00%
Retail | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	46.20%				42.20%				46.20%	42.20%	46.00%
Retail | Operating Segments
Revenue
Net sales									$ 2,167,122	$ 1,498,710	$ 1,512,477
Retail | Operating Segments | Deckorators
Revenue
Net sales									219,930	185,221	136,517
Retail | Operating Segments | Prowood
Revenue
Net sales									1,215,201	786,720	845,994
Retail | Operating Segments | Outdoor Essentials
Revenue
Net sales									299,684	227,767	227,799
Retail | Operating Segments | UFP Edge
Revenue
Net sales									114,987	95,608	85,176
Retail | Operating Segments | Dimensions
Revenue
Net sales									88,351	52,553	57,403
Retail | Operating Segments | E-Commerce
Revenue
Net sales									3,716	1,688	1,210
Retail | Operating Segments | Other Retail
Revenue
Net sales									225,253	149,153	158,378
Retail | Intersegment net sales
Revenue
Net sales									142,839	135,705	125,310
Industrial
Revenue
Net sales									$ 1,072,117	$ 1,085,635	$ 1,050,945
Industrial | Value-Added
Revenue
Portion of total net sales (as a percent)	64.70%				66.20%				64.70%	66.20%	60.50%
Industrial | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	35.30%				33.80%				35.30%	33.80%	39.50%
Industrial | North Industrial
Revenue
Net sales									$ 385,132	$ 376,515	$ 351,345
Industrial | Southeast Industrial
Revenue
Net sales									229,316	255,419	238,667
Industrial | Southwest Industrial
Revenue
Net sales									238,643	241,774	237,671
Industrial | West Industrial
Revenue
Net sales									206,022	197,686	209,049
Industrial | Protective Packaging
Revenue
Net sales									13,004	14,241	14,213
Industrial | Operating Segments
Revenue
Net sales									1,072,117	1,085,635	1,050,945
Industrial | Intersegment net sales
Revenue
Net sales									$ 45,217	$ 45,010	$ 39,806
Construction | Value-Added
Revenue
Portion of total net sales (as a percent)	76.30%				81.40%				76.30%	81.40%	76.50%
Construction | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	23.70%				18.60%				23.70%	18.60%	23.50%
Construction | Operating Segments
Revenue
Net sales									$ 1,695,684	$ 1,637,156	$ 1,705,016
Construction | Operating Segments | Factory Built
Revenue
Net sales									597,017	479,927	561,137
Construction | Operating Segments | Site Built
Revenue
Net sales									725,899	708,767	713,729
Construction | Operating Segments | Commercial
Revenue
Net sales									221,988	290,785	269,706
Construction | Operating Segments | Concrete Forming
Revenue
Net sales									150,780	157,677	160,444
Construction | Intersegment net sales
Revenue
Net sales									68,294	56,116	50,465
All Other | Operating Segments
Revenue
Net sales									217,094	193,785	219,920
All Other | Intersegment net sales
Revenue
Net sales									$ 283,689	$ 200,426	$ 226,053
All Other and Corporate | Value-Added
Revenue
Portion of total net sales (as a percent)	75.60%				75.80%				75.60%	75.80%	65.90%
All Other and Corporate | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	24.40%				24.20%				24.40%	24.20%	34.10%